Condensed Consolidated Statements of Changes in Equity - USD ($)	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning Balance Shares at Jun. 30, 2013	0	17,707,431
Beginning Balance Amount at Jun. 30, 2013	$ 0	$ 885,389	$ 85,464,055	$ (80,932,823)	$ (1,594,418)	$ 2,304,122
Net income (loss)				(8,855,418)		(657,882)
Net currency translation adjustment					(5,457)
Issuance of common stock, net of costs and underwriting fees, Shares		6,325,000
Issuance of common stock, net of costs and underwriting fees, Amount		$ 63,250	12,973,214
Issuance of preferred stock, net of issuance costs,Shares	3,000
Issuance of preferred stock, net of issuance costs,Amount	$ 30		2,388,756
Stock-based compensation, Shares		245,570
Stock-based compensation, Amount		$ 2,456	959,905
Conversion of preferred stock, Shares	(425)	470,171
Conversion of preferred stock, Amount	$ (4)	$ 4,701	(4,696)
Issuance of warrants			498,793
Issuance of warrants to underwriter			15,455
Exercise of warrants, Shares		903,217
Exercise of warrants, Amount		$ 9,032	(9,032)
Ending Balance Shares at Jun. 30, 2014	2,575	25,651,389
Ending Balance Amount at Jun. 30, 2014	$ 26	$ 964,828	102,286,450	(89,788,242)	(1,599,875)	1,646,240
Net income (loss)				(12,885,808)		74,198
Net currency translation adjustment					10,389
Issuance of common stock, net of costs and underwriting fees, Shares		13,248,000
Issuance of common stock, net of costs and underwriting fees, Amount		$ 132,480	13,557,257
Stock-based compensation, Shares		229,945
Stock-based compensation, Amount		$ 2,300	1,261,229
Contribution of capital from noncontrolling interest						13,756
Ending Balance Shares at Jun. 30, 2015	2,575	39,129,334
Ending Balance Amount at Jun. 30, 2015	$ 26	$ 1,099,608	$ 117,104,936	$ (102,674,049)	$ (1,589,486)	$ 1,734,194